Vessel Revenue and Voyage Expenses, Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition [Abstract]
Demurrage income	$ 0	$ 0	$ 800
Despatch expense	$ 0	$ 0	$ 110